Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	72 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000201028_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000201028_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000201028_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,120
C000201028_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,150
C000201028_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,871
C000201028_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,861
C000201028_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,496
C000201028_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,370
C000201028_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,127
C000201028_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,476
C000131661_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000131661_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000131661_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000131661_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000131661_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000131661_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000131661_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000131661_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000131661_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000131661_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000131661_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000131659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Total Bond ETF
C000131659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,198
C000131659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,128
C000131659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,113
C000131659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,013
C000131659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,241
C000131659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,855
C000131659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,877
C000131659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,774
C000131659_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,230
C000131659_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,494
C000131659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000131659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000131659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000131659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000131659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000131659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000131659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000131659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000131659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000131659_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000131659_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000239880_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Tactical Bond ETF
C000239880_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000239880_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,918
C000239880_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,757
C000239880_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,215
C000239880_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000239880_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000239880_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,831
C000239880_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,548
C000239880_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,879
C000201028_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Low Duration Bond Factor ETF
C000201028_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,075
C000201028_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,473
C000201028_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,733
C000201028_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,772
C000201028_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,607
C000201028_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,123
C000201028_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,861
C000201028_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,480
C000201028_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bill: 6-9 Months Index
C000201028_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,045
C000201028_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,314
C000201028_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,503
C000201028_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,514
C000201028_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,474
C000201028_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,800
C000201028_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,380
C000201028_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,868
C000201028_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fid Low Duration Investment Grade Factor Index
C000201028_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,076
C000201028_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,497
C000201028_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,795
C000201028_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,854
C000201028_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,713
C000201028_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,252
C000201028_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,018
C000201028_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,653
C000131661_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Limited Term Bond ETF
C000131661_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,126
C000131661_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,103
C000131661_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,731
C000131661_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,272
C000131661_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,366
C000131661_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000131661_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,855
C000131661_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,711
C000131661_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,373
C000131661_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,725
C000131661_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000131661_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000131661_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000131661_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000131661_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000131661_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000131661_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000131661_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000131661_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000131661_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000131661_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000131661_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Limited Term Composite Index℠
C000131661_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000131661_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000131661_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000131661_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000131661_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000131661_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000131661_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000131661_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000131661_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000131661_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000225827_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Investment Grade Securitized ETF
C000225827_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,036
C000225827_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,983
C000225827_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,795
C000225827_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,525
C000225827_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,874
C000225827_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Securitized Index
C000225827_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,018
C000225827_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,044
C000225827_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,867
C000225827_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,537
C000225827_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,872
C000225827_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000225827_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,156
C000225827_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,986
C000225827_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,879
C000225827_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,527
C000225827_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,826
C000225826_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Investment Grade Bond ETF
C000225826_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225826_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,216
C000225826_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,026
C000225826_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,951
C000225826_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,646
C000225826_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,954
C000225826_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000225826_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225826_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,156
C000225826_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,986
C000225826_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,879
C000225826_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,527
C000225826_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,826
C000125598_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Corporate Bond ETF
C000125598_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,243
C000125598_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,099
C000125598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,451
C000125598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,374
C000125598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,759
C000125598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,806
C000125598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,935
C000125598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,029
C000125598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,546
C000125598_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,764
C000125598_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Credit Bond Index
C000125598_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000125598_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000125598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000125598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000125598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000125598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000125598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000125598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000125598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000125598_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000125598_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000125598_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000125598_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000125598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000125598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000125598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000125598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000125598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000125598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000125598_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000125598_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000248144_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Low Duration Bond ETF
C000248144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,006
C000248144_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,301
C000248144_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,818
C000248144_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bill: 6-9 Months Index
C000248144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,008
C000248144_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,283
C000248144_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,724
C000248144_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000248144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,047
C000248144_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,533
C000248144_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,863
C000269153_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Fidelity® AAA CLO ETF
C000269153_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000269153_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLOIE AAA Index
C000269153_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000269153_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
C000269153_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000